Note 15 - Commitments - Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
2021, operating	$ 169,000
2021, finance	383,000
2022, operating	169,000
2022, finance	385,000
2023, operating	169,000
2023, finance	385,000
2024, operating	133,000
2024, finance	385,000
2025, operating	25,000
2025, finance	385,000
2026 and thereafter, operating	149,000
2026 and thereafter, finance	4,100,000
Total undiscounted cash flows, operating	814,000
Total undiscounted cash flows, finance	6,023,000
Impact of present value discount, operating	(68,000)
Impact of present value discount, finance	(1,184,000)
Finance Lease, Liability, Total	4,839,000
Accrued Interest Payable and Other Liabilities [Member]
Operating Lease, Liability, Total	$ 746,000	$ 906,000